SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

The Group has three reportable segments.

i.	Real estate: Provision of real estate-related services, such as design and renovation, and real estate development in Japan
ii.	Hotel: Hotel management and accommodation in Japan and Vietnam
iii.	Other: Additional services such as the sale of housing equipment and materials, restaurant operation, and information technology consulting in Japan

The following table shows information by reportable segment for the six months ended September 30, 2024 and 2023:

	Real estate	Hotel	Others	Reconciling Items	Consolidated
For the Six Months Ended September 30, 2024
Net sales:
External customers	¥9,627,373	¥579,914	¥311,181	-	¥10,518,468
Intersegment	3,220	13,100	78,056	¥(94,376)	-
Total	9,630,593	593,014	389,237	(94,376)	10,518,468
Cost of revenue	(7,840,201)	(549,384)	(318,127)	(60,954)	(8,768,666)
Operating expenses	(791,266)	(33,059)	(99,306)	(153,461)	(1,077,092)
Operating income (loss)	999,126	10,571	(28,196)	(308,791)	672,710
Other expenses	(91,143)	(187)	(1,013)	(11,321)	(103,664)
Income (loss) before income taxes	907,983	10,384	(29,209)	(320,112)	569,046

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
For the Six Months Ended September 30, 2023
Net sales:
External customers	¥5,107,402	¥458,901	¥344,540	-	¥5,910,843
Intersegment	5,291	13,423	78,319	¥(97,033)	-
Total	5,112,693	472,324	422,859	(97,033)	5,910,843
Cost of revenue	(3,982,618)	(493,865)	(315,963)	(44,033)	(4,836,479)
Operating expenses	(636,143)	(23,764)	(94,816)	(45,052)	(799,775)
Operating income (loss)	493,932	(45,305)	12,080	(186,118)	274,589
Other income (expenses)	(197,344)	(1,705)	(2,798)	1,674	(200,173)
Income (loss) before income taxes	296,588	(47,010)	9,282	(184,444)	74,416

Reconciling items include elimination of intersegment transactions, corporate expenses and corporate assets. Corporate expenses, included in reconciling items for the six months ended September 30, 2024 and 2023, amounted to ¥308,791 thousand and ¥186,118 thousand, respectively, which consist of certain directors compensation. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and deposits and corporate properties. Capital expenditures represent the additions to property and equipment measured on an accrual basis.

NOTE 17 – SEGMENT INFORMATION

The Group has three reportable segments.

i.	Real estate: Provision of real estate-related services, such as design and renovation, and real estate development in Japan
ii.	Hotel: Hotel management and accommodation in Japan and Vietnam
iii.	Other: Additional services such as the sale of housing equipment and materials, restaurant operation, and information technology consulting in Japan

The following table shows information by reportable segment for the years ended March 31, 2024 and 2023:

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2024
Net sales:
External customers	¥12,411,288	¥1,044,267	¥666,285	-	¥14,121,840
Intersegment	8,372	25,533	195,279	¥(229,184)	-
Total	12,419,660	1,069,800	861,564	(229,184)	14,121,840
Cost of revenue	(10,016,902)	(1,010,546)	(656,008)	213,505	(11,469,951)
Operating expenses	(1,104,605)	(58,665)	(206,369)	(343,749)	(1,713,388)
Operating income (loss)	1,298,153	589	(813)	(359,428)	938,501
Other expenses	(410,533)	968	(8,973)	(4)	(418,542)
Income (loss) from before income taxes	887,620	1,557	(9,786)	(359,432)	519,959
Depreciation and amortization	(22,440)	(47,930)	(6,126)	(10,531)	(87,027)
Capital expenditures	¥2,345	¥6,650	¥32,345	¥805	¥42,145

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2024
Total assets	15,431,997	4,254,136	970,973	553,162	21,210,268

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2023
Net sales:
External customers	¥11,953,866	¥690,682	¥619,860	-	¥13,264,408
Intersegment	39,956	25,671	205,010	¥(270,637)	-
Total	11,993,822	716,353	824,870	(270,637)	13,264,408
Cost of revenue	(9,450,519)	(861,328)	(677,855)	244,777	(10,744,925)
Operating expenses	(986,260)	(69,982)	(189,467)	(356,918)	(1,602,627)
Operating income (loss)	1,557,042	(214,957)	(42,452)	(382,778)	916,855
Other expenses	(304,422)	(983)	(4,391)	(1,892)	(311,688)
Income (loss) from before income taxes	1,252,620	(215,940)	(46,843)	(384,670)	605,167
Depreciation and amortization	(11,729)	(45,277)	(13,586)	(11,049)	(81,641)
Capital expenditures	¥3,091	¥21,290	¥598	¥-	¥24,979

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2023
Total assets	12,052,222	4,580,947	1,025,861	639,254	18,298,284

Reconciling items include elimination of intersegment transactions, corporate expenses and corporate assets. Corporate expenses, included in reconciling items for the year ended March 31, 2024 and 2023 amounted to ¥359,428 thousand and ¥382,778 thousand, respectively, which consist of certain directors compensation. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and deposits and corporate properties. Capital expenditures represent the additions to property and equipment measured on an accrual basis.